DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2021
DERIVATIVE LIABILITIES
DERIVATIVE LIABILITIES

13. DERIVATIVE LIABILITIES

Purchase Consideration and Contingent Consideration

As part of the purchase price of the Qualifying Transaction, the Company entered into make-whole provisions relating to the Exchangeable Shares issued. The Company uses a Monte-Carlo simulation model to estimate the fair value of the make-whole provision liability. Upon initial recognition, the Company recorded a derivative liability of $2,813,718. On November 20, 2019, the Company issued a total of 389,905 Exchangeable Shares with a value of $3,245,180 as a partial settlement of the make-whole liability. On May 18, 2020, the Company issued the remaining shares related to the make-whole liability, a total of 614,515 Exchangeable Shares with a value of $3,765,927.

The earn-out provision related to the acquisition of Sira is measured at fair value by taking a probability-weighted average of possible outcomes, as estimated by management, and discounting the payment to a present value. Upon initial recognition, the fair value of the contingent consideration liability was recorded as $21,821,132. As of December 31, 2021 and 2020, the fair value was $25,315,871 and $22,961,411, respectively.

The earn-out provisions related to the acquisitions of Oasis, GSD, and PA Natural are measured at fair value using a Monte-Carlo simulation to estimate the fair value through the end of the earn-out period. Upon initial recognition, the fair value of the contingent consideration liabilities were recorded as $117,615,000, $89,561,000, and $39,041,245, respectively.

As of December 31, 2021, the fair value of Oasis’s earn-out provision was $28,667,000. As of December 31, 2021, the fair value of GSD’s provision was $91,671,000. As of December 31, 2021, the fair value of PA Natural’s provision was $39,868,080.

The fair value adjustment relating to derivative liabilities has been reflected in the financial statements under “Fair value gain (loss) on financial liabilities” as detailed below:

	Year Ended
	December 31,	December 31,
	2021	2020
(Loss) from FV adjustment on make-whole provision	$–	$(225,125)
Gain (loss) from FV adjustment on contingent consideration	83,656,706	(304,430)
Gain from FV adjustment on purchase consideration settlement	102,351	–
Total	$83,759,057	$(529,555)